GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Schedule of Discontinued Operations
Year ended
December 31,2010
$

Revenues	541
Cost of revenues	(497)
Research and development	(96)
Selling and marketing	(105)
General and administrative	(28)
Financial expenses	(4)
Impairment of goodwill and other intangible assets	-
Net loss	$(189)